Prepaid expenses and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid expenses	$ 2,140	$ 752
Other receivables	1,743	1,782
Total other prepaid expenses and other receivables	$ 3,883	$ 2,534